Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Short Term Deposits [Line Items]
Short-term deposits	¥ 3,751,519	$ 540,331	¥ 1,894,946
RMB [Member]
Short Term Deposits [Line Items]
Short-term deposits	1,235,000		250,000
US$ [Member]
Short Term Deposits [Line Items]
Short-term deposits	¥ 2,516,519	$ 362,882	¥ 1,644,946	$ 253,322